Shareholder Report, Holdings (Details) - C000236514 [Member]	Sep. 30, 2025
Recette CLO Ltd Series 2015 1A 5 667 4 20 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BlueMountain CLO XXV Ltd Series 2019 25A 5 668 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Trinitas CLO XXX Ltd Series 2024 30A 5 689 10 23 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Silver Point CLO VII Ltd Series 2024 7A 5 678 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
LCM XL Ltd Series 40A 5 688 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Magnetite XXXIV Ltd Series 2023 34A 5 458 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Voya CLO Ltd Series 2021 2A 5 495 4 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cedar Funding VIII CLO Ltd Series 2017 8A 5 542 1 17 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AMMC CLO XXXI Ltd Series 2025 31A 5 635 2 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fortress Credit BSL XXVI Ltd Series 2024 4A 5 718 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%